Shareholders' Equity - Summary of Other Comprehensive (Loss) Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	R$ 17,969,356	R$ 17,059,413
Comprehensive (loss) income	(310,218)	(208,756)	[1]	R$ 151,065	[1]
Ending balance	16,240,481	17,969,356		17,059,413
Accumulated foreign currency translation effects [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	21,493	(372,343)
Comprehensive (loss) income	27,788	(161,574)
Ending balance	49,281	21,493		(372,343)
Accumulated (loss) gain on cash flow hedge in joint ventures and subsidiaries [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(533,917)
Comprehensive (loss) income	(256,486)
Ending balance	(790,403)	(533,917)
Accumulated actuarial loss on defined benefit plan [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(99,246)	(44,937)
Comprehensive (loss) income	(81,712)	(54,309)
Ending balance	(180,958)	(99,246)		(44,937)
Accumulated other comprehensive income loss financial instruments with subsidiaries [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	15,000	15,000
Ending balance	15,000	15,000		15,000
Accumulated other comprehensive loss changes in fair value of financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,085	841
Comprehensive (loss) income	192	244
Ending balance	1,277	1,085		841
Accumulated other comprehensive income including noncontrolling interests [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(595,585)	(386,829)
Comprehensive (loss) income	(310,218)	(208,756)
Ending balance	(905,803)	(595,585)		(386,829)
Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(587,173)	(394,212)
Comprehensive (loss) income	(218,298)	(192,961)
Ending balance	(805,471)	(587,173)		(394,212)
AOCI attributable to noncontrolling interest [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(8,412)	7,383
Comprehensive (loss) income	(91,920)	(15,795)
Ending balance	(100,332)	(8,412)		7,383
Accumulated gain on cash flow hedge in joint ventures and subsidiaries [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	R$ 21,493	14,610
Comprehensive (loss) income		6,883
Ending balance		R$ 21,493		R$ 14,610

[1]	For details on this restated, see note 24.